RIGHT OF USE ASSETS - LEASE (Tables)	9 Months Ended
Sep. 30, 2020
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset
For the nine months ended September 30, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	442,684	-	442,684
Amortization in the period	-	(59,816)	(59,816)
Balance at September 30, 2020	$476,856	$(63,594)	$413,262

For the year ended December 31, 2019	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$-	$-	$-
Additions during the year	34,172	-	34,172
Amortization in the year	-	(3,778)	(3,778)
Balance at December 31, 2019	$34,172	$(3,778)	$30,394